WARRANT LIABILITY (Details Narrative) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026 $ / shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Warrants, expected life	2 years
Gain loss on revaluation of warrant liability | $		$ (400)
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	0.93
Risk-free interest	0.0362
Warrants, exercise price	$ 3.90
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	1.10
Risk-free interest	0.0445
Warrants, exercise price	$ 7.475